Commitments and Contingencies (Details) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Commitments and Contingencies (Details) [Line Items]
Underwriting agreement, description	The underwriters are entitled to a deferred fee of three percent (3.0%) of the gross proceeds of the Initial Public Offering, or $2,250,000. The deferred fee will be paid in cash upon the closing of a Business Combination from the amounts held in the Trust Account, subject to the terms of the underwriting agreement.	The underwriters are entitled to a deferred fee of three percent (3.0%) of the gross proceeds of the Initial Public Offering, or $2,250,000. The deferred fee will be paid in cash upon the closing of a Business Combination from the amounts held in the Trust Account, subject to the terms of the underwriting agreement.
IPO [Member]
Commitments and Contingencies (Details) [Line Items]
Purchased units percentage	9.90%	9.90%
IPO [Member] | Subscription Agreements [Member]
Commitments and Contingencies (Details) [Line Items]
Purchased units percentage	59.40%
Founder Shares [Member]
Commitments and Contingencies (Details) [Line Items]
Interest an aggregate	270,000
Founder shares held by the sponsor	45,000
Subscription Agreements [Member] | IPO [Member]
Commitments and Contingencies (Details) [Line Items]
Purchased units percentage		59.40%
Founder Shares [Member]
Commitments and Contingencies (Details) [Line Items]
Interest an aggregate		270,000
Founder shares held by the sponsor		45,000